UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

NEOS ETF Trust
(Exact name of registrant as specified in charter)

13 Riverside Avenue

Westport, CT 06880
(Address of principal executive offices) (Zip code)

Garrett Paolella, President

13 Riverside Avenue

Westport, CT 06880
(Name and address of agent for service)

(203)-298-7300

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2023

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report
May 31, 2023

SHP ETF Trust
•NEOS Enhanced Income Cash Alternative ETF	| CSHI	| NYSE Arca
•NEOS S&P 500® High Income ETF	| SPYI	| CBOE BZX Exchange, Inc.
•NEOS Enhanced Income Aggregate Bond ETF	| BNDI	| NYSE Arca

SHP ETF Trust

1

Management Discussion of Fund Performance (Unaudited)	NEOS Enhanced Income Cash Alternative ETF
May 31, 2023

From August 30, 2022, the Fund’s inception date, through May 31, 2023 (the “reporting period”), the NEOS Enhanced Income Cash Alternative ETF (the “Fund” or “CSHI”) market value return was 4.22% and its net asset value (“NAV”) return was 4.18% compared to its reference index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 3.02%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $50.08.

We believe the Fund’s outperformance relative to its reference index for the reporting period is attributable to the put options overlay, which generated additional monthly income for the Fund while maintaining tax efficiency.

The Fund consists of an underlying portfolio that invests in U.S. Treasury Bills 1-3 months with maturities between 1-3 months and implements a data-driven put options strategy to generate additional income.

On a weighted basis, the top contributing holdings to Fund performance during this reporting period were 1–3-month Treasury Bills, which benefited from continued rate hikes.

The Fund seeks to offer reliable monthly income beyond what investors would receive from investing in just the underlying 1-3 Month Treasuries, while maintaining tax efficiency. CSHI has made monthly income distributions to shareholders each month since inception of the Fund.

2

Management Discussion of Fund Performance (Unaudited) (Continued)	NEOS Enhanced Income Cash Alternative ETF
May 31, 2023

Cumulative Total Returns as of 5/31/23	3 Months	6 Months	9 Months	Since Inception*
NEOS Enhanced Income Cash Alternative ETF (CSHI)
Net Asset Value	1.70%	3.00%	4.16%	4.18%
Market Value	1.61%	3.02%	4.16%	4.22%
Bloomberg 1-3 Month U.S. Treasury Bill Index(1)	1.19%	2.25%	3.01%	3.02%

*NEOS Enhanced Income Cash Alternative ETF’s inception date is 8/30/22.

(1)The Bloomberg 1-3 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The index includes all publicly issued zero coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month, are rated investment-grade, and have $300 million or more of outstanding face value.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.neosfunds.com.

As stated in the current prospectus, the expense ratio is 0.38%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the Market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the New York Stock Exchange (“NYSE”) is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the NYSE Arca, Inc. Exchange. Market value performance does not represent the returns you would receive if you traded shares at other times. NAV and Market value returns assume that dividends and capital gain distributions have been reinvested in the Fund on ex-date for NAV returns at NAV and payment date for Market value returns at Market price.

The returns in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

3

Management Discussion of Fund Performance (Unaudited)	NEOS S&P 500® High Income ETF
May 31, 2023

From August 30, 2022, the Fund’s inception date, through May 31, 2023 (the “reporting period”), the NEOS S&P 500® High Income ETF (the “Fund” or “SPYI”) market value return was 6.47% and its net asset value (“NAV”) return was 6.31% compared to its reference index, the S&P 500 Index, which returned 5.10%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $48.32.

We believe the Fund’s relative outperformance during the reporting period is attributable to a few factors – those being its ability to capture a large portion of the upside in the S&P 500 during June as investors cheered the suspension of the U.S. debt limit and offer outperformance due to the option premium received by the Fund in April and May when the S&P 500 index only advanced 1.56% and 0.43% in those months respectively.

The Fund consists of an underlying equity portfolio that is made up of the constituents of the S&P 500 Index and implements a data-driven call option strategy that seeks high monthly income and tax efficiency.

The Fund seeks to offer high monthly income, tax efficiency, and the potential for partial upside capture when the S&P 500 Index appreciates. SPYI has made monthly income distributions to shareholders each month since inception of the Fund.

4

Management Discussion of Fund Performance (Unaudited) (Continued)	NEOS S&P 500® High Income ETF
May 31, 2023

Cumulative Total Returns as of 5/31/23	3 Months	6 Months	9 Months	Since Inception*
NEOS S&P 500® High Income ETF (SPYI)
Net Asset Value	6.87%	5.58%	8.27%	6.31%
Market Value	6.80%	5.86%	8.20%	6.47%
S&P 500 Total Return Index(1)	5.75%	3.33%	7.08%	5.10%

*NEOS S&P 500® High Income ETF’s inception date is 8/30/22.

(1)The S&P 500 Total Return Index is a market capitalization weighted index comprised of the securities of 500 leading U.S. listed companies. Individuals cannot invest directly in an index.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.neosfunds.com.

As stated in the current prospectus, the expense ratio is 0.68%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the Market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the New York Stock Exchange (“NYSE”) is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the CBOE BZX Exchange, Inc. Market value performance does not represent the returns you would receive if you traded shares at other times. NAV and Market value returns assume that dividends and capital gain distributions have been reinvested in the Fund on ex-date for NAV returns at NAV and payment date for Market value returns at Market price.

The returns in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

5

Management Discussion of Fund Performance (Unaudited)	NEOS Enhanced Income Aggregate Bond ETF
May 31, 2023

From August 30, 2022, the Fund’s inception date, through May 31, 2023 (the “reporting period”), the NEOS Enhanced Income Aggregate Bond ETF (the “Fund” or “BNDI”) market value return was 0.96% and its net asset value (“NAV”) return was 0.85% compared to its reference index, the Bloomberg U.S. Aggregate Bond Index, which returned -0.51%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $48.37.

We believe the Fund’s relative outperformance during the reporting period is attributable to its put options overlay, which generated additional monthly income for the Fund while maintaining tax efficiency. The additional premium generated by BNDI’s option strategy was the main contributor to its total return outperformance as the underlying bond portfolio slightly retracted due to continued Fed rate hikes.

BNDI provides exposure to the U.S. Aggregate Bond Market. The Fund invests in ETFs that invest in bonds and forwards, options or futures contracts related to bonds and seek to obtain exposure to the performance of the U.S. Aggregate Bond market. The Fund also implements a data-driven put options strategy to generate additional income.

On a weighted basis, the top contributing holdings to Fund performance during this reporting period were ETFs that provided U.S. Aggregate Bond Market exposure. This exposure was split between two ETFs: the Vanguard Total Bond Market ETF, and the iShares Core U.S. Aggregate Bond ETF.

The Fund seeks to offer reliable monthly income beyond what investors would receive from investing in just the underlying U.S. Aggregate Bond Market exposure, while maintaining tax efficiency. BNDI has made monthly income distributions to shareholders each month since inception of the Fund.

6

Management Discussion of Fund Performance (Unaudited) (Continued)	NEOS Enhanced Income Aggregate Bond ETF
May 31, 2023

Cumulative Total Returns as of 5/31/23	3 Months	6 Months	9 Months	Since Inception*
NEOS Enhanced Income Aggregate Bond ETF (BNDI)
Net Asset Value	2.58%	2.48%	1.23%	0.85%
Market Value	2.58%	2.71%	1.35%	0.96%
Bloomberg U.S. Aggregate Bond Index(1)	2.04%	2.00%	-0.13%	-0.51%

*NEOS Enhanced Income Aggregate Bond ETF’s inception date is 8/30/22.

(1)Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed market securities, including government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.neosfunds.com.

As stated in the current prospectus, the current gross and net expense ratios are 0.61% and 0.58%, respectively. Please refer to the Financial Highlights herein for the most recent expense ratio information.

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the Market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the New York Stock Exchange (“NYSE”) is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the NYSE Arca, Inc. Exchange. Market value performance does not represent the returns you would receive if you traded shares at other times. NAV and Market value returns assume that dividends and capital gain distributions have been reinvested in the Fund on ex-date for NAV returns at NAV and payment date for Market value returns at Market price.

The returns in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

7

Portfolio Allocations by Sector (Unaudited)	SHP ETF Trust
May 31, 2023

NEOS Enhanced Income Cash Alternative ETF
Sector	Percentage of Total Net Assets
U.S. Treasury Obligations	99.8%
Purchased Options(a)	0.0%
Money Market Funds and Other Assets and Liabilities	0.2%
Total	100.0%

NEOS S&P 500® High Income ETF
Sector	Percentage of Total Net Assets
Information Technology	27.8%
Health Care	12.9%
Financials	12.4%
Consumer Discretionary	9.4%
Communication Services	8.8%
Industrials	7.5%
Consumer Staples	6.7%
Energy	4.1%
Utilities	2.6%
Materials	2.3%
Real Estate	2.3%
Money Market Fund and Other Assets and Liabilities	3.2%
Total	100.0%

NEOS Enhanced Income Aggregate Bond ETF
Sector	Percentage of Total Net Assets
Exchange Traded Funds	99.1%
Purchased Options(a)	0.0%
Money Market Funds and Other Assets and Liabilities	0.9%
Total	100.0%

(a)Represents less than 0.05%.

The accompanying notes are an integral part of these financial statements.
8

Schedule of Investments	NEOS Enhanced Income Cash Alternative ETF
May 31, 2023

Investments	Par Value				Value
U.S. TREASURY OBLIGATIONS — 99.8% (a)
U.S. Treasury Bills,
4.764%, due 6/6/2023	$3,339,000				$3,336,579
5.484%, due 6/13/2023	509,000				508,120
4.644%, due 6/22/2023	5,916,000				5,898,413
4.869%, due 7/6/2023	14,077,000				14,010,931
4.969%, due 7/20/2023	3,339,000				3,315,981
5.117%, due 8/3/2023	45,250,000				44,843,471
5.136%, due 8/10/2023	1,524,000				1,508,796
5.201%, due 8/24/2023	26,850,000				26,527,405
TOTAL U.S. TREASURY OBLIGATIONS (Cost $99,960,074)					99,949,696

PURCHASED OPTIONS — 0.0% (b)(c)	Contracts (d)	Exercise Price	Expiration Date	Notional Amount
PUT OPTIONS — 0.0% (b)(c)
CBOE S&P 500 Index	60	$3,550.00	6/8/2023	$25,078,980	4,200
CBOE S&P 500 Index	60	$3,600.00	6/8/2023	25,078,980	4,500
TOTAL PURCHASED OPTIONS (Cost $23,264)					8,700

SHORT-TERM INVESTMENTS - 0.2% (c)(e)	Number of Shares
Money Market Funds (c)(e)
First American Treasury Obligations Fund, Class X, 5.013%	169,448				169,448
Northern U.S. Government Select Money Market Fund, 4.800%	16,683				16,683
TOTAL SHORT-TERM INVESTMENTS (Cost $186,131)					186,131

TOTAL INVESTMENTS — 100.0% (Cost $100,169,469)					100,144,527
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (b)					(35,149)
NET ASSETS — 100.0%					$100,109,378

(a)The rate shown is yield to maturity.

(b)Represents less than 0.05%.

(c)All or a portion of these securities has been segregated as collateral for written option contracts. As of May 31, 2023, the aggregate fair market value of those assets was $194,831, representing 0.2% of net assets.

(d)Each contract equals 100 shares.

(e)7-day net yield.

A list of the exchange traded option contracts held by the Fund at May 31, 2023, is as follows:

WRITTEN OPTIONS	Contracts (d)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
PUT OPTIONS
CBOE S&P 500 Index	(60)	$3,725.00	6/8/2023	$(18,438)	$(25,078,980)	$(6,000)
CBOE S&P 500 Index	(60)	$3,800.00	6/8/2023	(25,578)	(25,078,980)	(7,200)
TOTAL WRITTEN OPTIONS				$(44,016)	$(50,157,960)	$(13,200)

The accompanying notes are an integral part of these financial statements.
9

Schedule of Investments	NEOS S&P 500® High Income ETF
May 31, 2023

Investments	Number of Shares	Value
COMMON STOCKS — 96.8% (a)
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.*	23	$4,437
Boeing Co. (The)*	384	78,989
General Dynamics Corp.	160	32,669
Howmet Aerospace, Inc.	266	11,371
Huntington Ingalls Industries, Inc.	2	403
L3Harris Technologies, Inc.	109	19,175
Lockheed Martin Corp.	160	71,042
Northrop Grumman Corp.	106	46,162
Raytheon Technologies Corp.	1,062	97,853
Textron, Inc.	159	9,837
TransDigm Group, Inc.	10	7,736
		379,674
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	56	5,294
Expeditors International of Washington, Inc.	107	11,803
FedEx Corp.	161	35,095
United Parcel Service, Inc., Class B	531	88,677
		140,869
Automobile Components — 0.1%
Aptiv plc*^	162	14,269
BorgWarner, Inc.	160	7,093
		21,362
Automobiles — 1.9%
Ford Motor Co.	3,286	39,432
General Motors Co.	1,113	36,072
Tesla, Inc.*	1,973	402,354
		477,858
Banks — 3.0%
Bank of America Corp.	5,143	142,924
Citigroup, Inc.	1,434	63,555
Citizens Financial Group, Inc.	371	9,564
Comerica, Inc.	106	3,827
Fifth Third Bancorp	530	12,863
Huntington Bancshares, Inc.	1,113	11,475
JPMorgan Chase & Co.	2,174	295,034
KeyCorp	691	6,454
M&T Bank Corp.	108	12,869
PNC Financial Services Group, Inc. (The)	268	31,042
Regions Financial Corp.	692	11,951
Truist Financial Corp.	1,008	30,714
US Bancorp	1,008	30,139
Wells Fargo & Co.	2,811	111,906
Zions Bancorp N.A.	107	2,920
		777,237

Investments	Number of Shares	Value
Beverages — 1.7%
Brown-Forman Corp., Class B	108	$6,671
Coca-Cola Co. (The)	2,862	170,747
Constellation Brands, Inc., Class A	107	25,998
Keurig Dr. Pepper, Inc.	636	19,792
Molson Coors Beverage Co., Class B	108	6,680
Monster Beverage Corp.*	532	31,186
PepsiCo, Inc.	1,007	183,626
		444,700
Biotechnology — 1.9%
AbbVie, Inc.	1,275	175,899
Amgen, Inc.	373	82,302
Biogen, Inc.*	106	31,420
Gilead Sciences, Inc.	903	69,477
Incyte Corp.*	108	6,647
Moderna, Inc.*	212	27,075
Regeneron Pharmaceuticals, Inc.*	60	44,134
Vertex Pharmaceuticals, Inc.*	162	52,418
		489,372
Broadline Retail — 3.2%
Amazon.com, Inc.*	6,576	792,934
eBay, Inc.	374	15,910
Etsy, Inc.*	56	4,539
		813,383
Building Products — 0.4%
A O Smith Corp.	56	3,581
Allegion plc^	54	5,656
Carrier Global Corp.	636	26,012
Johnson Controls International plc^	480	28,656
Masco Corp.	160	7,731
Trane Technologies plc^	160	26,117
		97,753
Capital Markets — 2.5%
Ameriprise Financial, Inc.	55	16,416
Bank of New York Mellon Corp. (The)	531	21,346
BlackRock, Inc.	106	69,700
Cboe Global Markets, Inc.	55	7,283
Charles Schwab Corp. (The)	1,114	58,697
CME Group, Inc.	266	47,547
FactSet Research Systems, Inc.	8	3,079
Franklin Resources, Inc.	212	5,090
Goldman Sachs Group, Inc. (The)	221	71,582
Intercontinental Exchange, Inc.	424	44,923
Invesco Ltd.^	320	4,602
MarketAxess Holdings, Inc.	6	1,634
Moody’s Corp.	107	33,906

The accompanying notes are an integral part of these financial statements.
10

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
May 31, 2023

Investments	Number of Shares	Value
COMMON STOCKS — 96.8% (a) (Continued)
Capital Markets — 2.5% (Continued)
Morgan Stanley	1,008	$82,414
MSCI, Inc.	54	25,409
Nasdaq, Inc.	265	14,668
Northern Trust Corp.	159	11,435
Raymond James Financial, Inc.	159	14,366
S&P Global, Inc.	219	80,467
State Street Corp.	266	18,093
T. Rowe Price Group, Inc.	160	17,146
		649,803
Chemicals — 1.6%
Air Products and Chemicals, Inc.	159	42,793
Albemarle Corp.	56	10,838
Celanese Corp.	55	5,721
CF Industries Holdings, Inc.	109	6,705
Corteva, Inc.	532	28,457
Dow, Inc.	530	25,853
DuPont de Nemours, Inc.	371	24,927
Eastman Chemical Co.	56	4,317
Ecolab, Inc.	161	26,573
FMC Corp.	56	5,828
International Flavors & Fragrances, Inc.	162	12,521
Linde plc^	371	131,208
LyondellBasell Industries N.V., Class A^	161	13,772
Mosaic Co. (The)	265	8,469
PPG Industries, Inc.	161	21,138
Sherwin-Williams Co. (The)	161	36,673
		405,793
Commercial Services & Supplies — 0.5%
Cintas Corp.	54	25,496
Copart, Inc.*	319	27,941
Republic Services, Inc.	159	22,519
Rollins, Inc.	160	6,291
Waste Management, Inc.	266	43,071
		125,318
Communications Equipment — 0.9%
Arista Networks, Inc.*	161	26,781
Cisco Systems, Inc.	3,075	152,735
F5, Inc.*	53	7,822
Juniper Networks, Inc.	214	6,499
Motorola Solutions, Inc.	108	30,447
		224,284
Construction & Engineering — 0.1%
Quanta Services, Inc.	106	18,823

Investments	Number of Shares	Value
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	53	$21,096
Vulcan Materials Co.	106	20,723
		41,819
Consumer Finance — 0.5%
American Express Co.	477	75,633
Capital One Financial Corp.	268	27,928
Discover Financial Services	212	21,781
Synchrony Financial	321	9,938
		135,280
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	320	163,699
Dollar General Corp.	159	31,973
Dollar Tree, Inc.*	159	21,446
Kroger Co. (The)	479	21,713
Sysco Corp.	373	26,091
Target Corp.	320	41,898
Walgreens Boots Alliance, Inc.	531	16,127
Walmart, Inc.	1,060	155,682
		478,629
Containers & Packaging — 0.2%
Amcor plc^	1,114	10,739
Avery Dennison Corp.	53	8,540
Ball Corp.	214	10,948
International Paper Co.	265	7,801
Packaging Corp. of America	54	6,698
Sealed Air Corp.	106	4,012
Westrock Co.	162	4,538
		53,276
Distributors — 0.1%
Genuine Parts Co.	106	15,786
LKQ Corp.	161	8,493
Pool Corp.	7	2,214
		26,493
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	5,566	87,553
Verizon Communications, Inc.	3,127	111,415
		198,968
Electric Utilities — 1.7%
Alliant Energy Corp.	161	8,285
American Electric Power Co., Inc.	372	30,921
Constellation Energy Corp.	214	17,980
Duke Energy Corp.	533	47,592
Edison International	267	18,028
Entergy Corp.	159	15,614
Evergy, Inc.	160	9,256
Eversource Energy	265	18,346

The accompanying notes are an integral part of these financial statements.
11

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
May 31, 2023

Investments	Number of Shares	Value
COMMON STOCKS — 96.8% (a) (Continued)
Electric Utilities — 1.7% (Continued)
Exelon Corp.	692	$27,438
FirstEnergy Corp.	373	13,946
NextEra Energy, Inc.	1,484	109,015
NRG Energy, Inc.	160	5,406
PG&E Corp.*	1,167	19,769
Pinnacle West Capital Corp.	55	4,250
PPL Corp.	531	13,912
Southern Co. (The)	796	55,521
Xcel Energy, Inc.	374	24,418
		439,697
Electrical Equipment — 0.5%
AMETEK, Inc.	160	23,211
Eaton Corp. plc^	267	46,965
Emerson Electric Co.	425	33,014
Generac Holdings, Inc.*	53	5,773
Rockwell Automation, Inc.	56	15,602
		124,565
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	426	32,142
CDW Corp.	106	18,199
Corning, Inc.	583	17,962
Keysight Technologies, Inc.*	108	17,475
TE Connectivity Ltd.^	215	26,333
Teledyne Technologies, Inc.*	9	3,498
Trimble, Inc.*	212	9,894
Zebra Technologies Corp., Class A*	11	2,888
		128,391
Energy Equipment & Services — 0.3%
Baker Hughes Co.	691	18,829
Halliburton Co.	586	16,789
Schlumberger N.V.^	1,007	43,130
		78,748
Entertainment — 1.4%
Activision Blizzard, Inc.*	480	38,496
Electronic Arts, Inc.	162	20,736
Live Nation Entertainment, Inc.*	106	8,474
Netflix, Inc.*	320	126,473
Take-Two Interactive Software, Inc.*	107	14,737
Walt Disney Co. (The)*	1,432	125,959
Warner Bros. Discovery, Inc.*	1,961	22,120
		356,995
Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B*	1,327	426,073
Fidelity National Information Services, Inc.	426	23,247
Fiserv, Inc.*	477	53,515

Investments	Number of Shares	Value
Financial Services — 4.3% (Continued)
FleetCor Technologies, Inc.*	53	$12,007
Global Payments, Inc.	212	20,710
Jack Henry & Associates, Inc.	53	8,103
Mastercard, Inc., Class A	637	232,518
PayPal Holdings, Inc.*	850	52,691
Visa, Inc., Class A	1,220	269,657
		1,098,521
Food Products — 1.1%
Archer-Daniels-Midland Co.	373	26,353
Bunge Ltd.^	66	6,114
Campbell Soup Co.	109	5,510
Conagra Brands, Inc.	320	11,158
General Mills, Inc.	424	35,684
Hershey Co. (The)	106	27,528
Hormel Foods Corp.	212	8,109
J M Smucker Co. (The)	55	8,063
Kellogg Co.	161	10,750
Kraft Heinz Co. (The)	583	22,282
Lamb Weston Holdings, Inc.	106	11,787
McCormick & Co., Inc.	161	13,803
Mondelez International, Inc., Class A	1,007	73,924
Tyson Foods, Inc., Class A	213	10,786
		271,851
Gas Utilities — 0.0% (b)
Atmos Energy Corp.	106	12,220

Ground Transportation — 0.7%
CSX Corp.	1,539	47,201
JB Hunt Transport Services, Inc.	54	9,016
Norfolk Southern Corp.	160	33,309
Old Dominion Freight Line, Inc.	54	16,764
Union Pacific Corp.	427	82,206
		188,496
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	1,274	129,948
Align Technology, Inc.*	53	14,981
Baxter International, Inc.	372	15,148
Becton Dickinson and Co.	212	51,253
Boston Scientific Corp.*	1,060	54,569
Cooper Co., Inc. (The)	9	3,344
DENTSPLY SIRONA, Inc.	159	5,743
Dexcom, Inc.*	267	31,308
Edwards Lifesciences Corp.*	427	35,966
GE HealthCare Technologies Inc.	266	21,150
Hologic, Inc.*	161	12,701
IDEXX Laboratories, Inc.*	54	25,098

The accompanying notes are an integral part of these financial statements.
12

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
May 31, 2023

Investments	Number of Shares	Value
COMMON STOCKS — 96.8% (a) (Continued)
Health Care Equipment & Supplies — 2.5% (Continued)
Insulet Corp.*	53	$14,535
Intuitive Surgical, Inc.*	265	81,578
Medtronic plc^	957	79,201
ResMed, Inc.	106	22,344
STERIS plc^	55	10,998
Stryker Corp.	10	2,756
Teleflex, Inc.	3	704
Zimmer Biomet Holdings, Inc.	159	20,247
		633,572
Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	107	18,206
Cardinal Health, Inc.	161	13,250
Centene Corp.*	425	26,524
Cigna Corp.	213	52,698
CVS Health Corp.	1,009	68,642
DaVita, Inc.*	3	281
Elevance Health, Inc.	161	72,099
HCA Healthcare, Inc.	159	42,006
Henry Schein, Inc.*	56	4,139
Humana, Inc.	63	31,618
Laboratory Corp. of America Holdings	54	11,477
McKesson Corp.	106	41,429
Molina Healthcare, Inc.*	12	3,287
Quest Diagnostics, Inc.	55	7,296
UnitedHealth Group, Inc.	690	336,196
Universal Health Services, Inc., Class B	3	396
		729,544
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.*	7	17,561
Caesars Entertainment, Inc.*	160	6,562
Carnival Corp.*^	796	8,939
Chipotle Mexican Grill, Inc.*	5	10,382
Darden Restaurants, Inc.	56	8,877
Domino’s Pizza, Inc.	2	580
Expedia Group, Inc.*	107	10,241
Hilton Worldwide Holdings, Inc.	212	28,857
Las Vegas Sands Corp.*	215	11,853
Marriott International, Inc., Class A	212	35,572
McDonald’s Corp.	532	151,679
MGM Resorts International	215	8,447
Norwegian Cruise Line Holdings Ltd.*^	320	4,752
Royal Caribbean Cruises Ltd.*^	160	12,955
Starbucks Corp.	849	82,896

Investments	Number of Shares	Value
Hotels, Restaurants & Leisure — 1.7% (Continued)
Wynn Resorts Ltd.	55	$5,429
Yum! Brands, Inc.	212	27,282
		432,864
Household Durables — 0.3%
DR Horton, Inc.	213	22,757
Garmin Ltd.^	107	11,037
Lennar Corp., Class A	161	17,246
Mohawk Industries, Inc.*	3	276
Newell Brands, Inc.	267	2,219
NVR, Inc.*	1	5,554
PulteGroup, Inc.	159	10,507
Whirlpool Corp.	3	388
		69,984
Household Products — 1.3%
Church & Dwight Co., Inc.	160	14,792
Clorox Co. (The)	56	8,858
Colgate-Palmolive Co.	585	43,512
Kimberly-Clark Corp.	215	28,870
Procter & Gamble Co. (The)	1,699	242,108
		338,140
Independent Power and Renewable Electricity Producers — 0.0% (b)
AES Corp. (The)	479	9,455

Industrial Conglomerates — 0.8%
3M Co.	374	34,898
General Electric Co.	798	81,021
Honeywell International, Inc.	478	91,585
		207,504
Insurance — 1.9%
Aflac, Inc.	424	27,225
Allstate Corp. (The)	161	17,460
American International Group, Inc.	532	28,106
Aon plc, Class A^	159	49,018
Arch Capital Group Ltd.^	265	18,471
Arthur J Gallagher & Co.	159	31,852
Assurant, Inc.	3	360
Brown & Brown, Inc.	160	9,973
Chubb Ltd.^	268	49,794
Cincinnati Financial Corp.	107	10,325
Everest Re Group Ltd.^	7	2,380
Globe Life, Inc.	54	5,572
Hartford Financial Services Group, Inc. (The)	214	14,663
Lincoln National Corp.	107	2,238
Loews Corp.	109	6,104

The accompanying notes are an integral part of these financial statements.
13

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
May 31, 2023

Investments	Number of Shares	Value
COMMON STOCKS — 96.8% (a) (Continued)
Insurance — 1.9% (Continued)
Marsh & McLennan Cos., Inc.	372	$64,423
MetLife, Inc.	478	23,685
Principal Financial Group, Inc.	160	10,474
Progressive Corp. (The)	425	54,362
Prudential Financial, Inc.	266	20,932
Travelers Co., Inc. (The)	160	27,078
W R Berkley Corp.	159	8,853
Willis Towers Watson plc^	55	12,037
		495,385
Interactive Media & Services — 5.7%
Alphabet, Inc., Class A*	4,357	535,344
Alphabet, Inc., Class C*	3,824	471,767
Match Group, Inc.*	212	7,314
Meta Platforms, Inc., Class A*	1,644	435,200
		1,449,625
IT Services — 1.2%
Accenture plc, Class A^	480	146,842
Akamai Technologies, Inc.*	107	9,857
Cognizant Technology Solutions Corp., Class A	373	23,309
DXC Technology Co.*	160	4,005
EPAM Systems, Inc.*	11	2,823
Gartner, Inc.*	53	18,171
International Business Machines Corp.	690	88,727
VeriSign, Inc.*	54	12,059
		305,793
Leisure Products — 0.0% (b)
Hasbro, Inc.	106	6,291

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	213	24,638
Bio-Rad Laboratories, Inc., Class A*	1	373
Bio-Techne Corp.	107	8,752
Charles River Laboratories International, Inc.*	3	580
Danaher Corp.	479	109,988
Illumina, Inc.*	107	21,042
IQVIA Holdings, Inc.*	109	21,463
Mettler-Toledo International, Inc.*	4	5,287
Revvity, Inc.	56	6,458
Thermo Fisher Scientific, Inc.	271	137,793
Waters Corp.*	10	2,512
West Pharmaceutical Services, Inc.	53	17,735
		356,621

Investments	Number of Shares	Value
Machinery — 1.4%
Caterpillar, Inc.	371	$76,333
Cummins, Inc.	106	21,667
Deere & Co.	169	58,471
Dover Corp.	106	14,133
Fortive Corp.	265	17,254
IDEX Corp.	53	10,555
Illinois Tool Works, Inc.	212	46,371
Ingersoll Rand, Inc.	268	15,185
Nordson Corp.	3	654
Otis Worldwide Corp.	268	21,309
PACCAR, Inc.	373	25,655
Parker-Hannifin Corp.	65	20,829
Pentair plc^	107	5,935
Snap-on, Inc.	11	2,737
Stanley Black & Decker, Inc.	107	8,022
Westinghouse Air Brake Technologies Corp.	108	10,004
Xylem, Inc.	108	10,822
		365,936
Media — 0.8%
Charter Communications, Inc., Class A*	56	18,264
Comcast Corp., Class A	3,339	131,389
DISH Network Corp., Class A*	162	1,042
Fox Corp., Class A	214	6,677
Fox Corp., Class B	106	3,096
Interpublic Group of Cos., Inc. (The)	267	9,930
News Corp., Class A	267	4,889
News Corp., Class B	56	1,035
Omnicom Group, Inc.	109	9,613
Paramount Global, Class B	424	6,449
		192,384
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,061	36,435
Newmont Corp.	583	23,640
Nucor Corp.	212	27,997
Steel Dynamics, Inc.	113	10,385
		98,457
Multi-Utilities — 0.7%
Ameren Corp.	162	13,133
CenterPoint Energy, Inc.	427	12,046
CMS Energy Corp.	212	12,292
Consolidated Edison, Inc.	265	24,725
Dominion Energy, Inc.	585	29,414
DTE Energy Co.	109	11,728
NiSource, Inc.	268	7,207

The accompanying notes are an integral part of these financial statements.
14

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
May 31, 2023

Investments	Number of Shares	Value
COMMON STOCKS — 96.8% (a) (Continued)
Multi-Utilities — 0.7% (Continued)
Public Service Enterprise Group, Inc.	371	$22,167
Sempra Energy	214	30,715
WEC Energy Group, Inc.	214	18,693
		182,120
Oil, Gas & Consumable Fuels — 3.8%
APA Corp.	214	6,801
Chevron Corp.	1,325	199,571
ConocoPhillips	901	89,469
Coterra Energy, Inc.	583	13,555
Devon Energy Corp.	478	22,036
Diamondback Energy, Inc.	108	13,732
EOG Resources, Inc.	424	45,491
EQT Corp.	265	9,214
Exxon Mobil Corp.	3,034	310,014
Hess Corp.	162	20,521
Kinder Morgan, Inc.	1,432	23,070
Marathon Oil Corp.	427	9,462
Marathon Petroleum Corp.	320	33,571
Occidental Petroleum Corp.	531	30,617
ONEOK, Inc.	319	18,075
Phillips 66	320	29,315
Pioneer Natural Resources Co.	160	31,910
Targa Resources Corp.	160	10,888
Valero Energy Corp.	266	28,473
Williams Co., Inc. (The)	901	25,823
		971,608
Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	56	2,516
American Airlines Group, Inc.*	530	7,833
Delta Air Lines, Inc.*	478	17,366
Southwest Airlines Co.	426	12,725
United Airlines Holdings, Inc.*	266	12,626
		53,066
Personal Care Products — 0.1%
Estee Lauder Co., Inc., Class A (The)	160	29,445

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	1,644	105,939
Catalent, Inc.*	108	4,021
Eli Lilly & Co.	583	250,375
Johnson & Johnson	1,909	296,009
Merck & Company, Inc.	1,860	205,363
Organon & Co.	161	3,122
Pfizer, Inc.	4,134	157,175
Viatris, Inc.	851	7,787
Zoetis, Inc.	321	52,326
		1,082,117

Investments	Number of Shares	Value
Professional Services — 0.7%
Automatic Data Processing, Inc.	318	$66,459
Broadridge Financial Solutions, Inc.	56	8,216
Ceridian HCM Holding, Inc.*	107	6,618
CoStar Group, Inc.*	268	21,279
Equifax, Inc.	56	11,683
Jacobs Solutions, Inc.	56	6,138
Leidos Holdings, Inc.	106	8,274
Paychex, Inc.	215	22,560
Paycom Software, Inc.	9	2,521
Robert Half International, Inc.	55	3,576
Verisk Analytics, Inc.	107	23,445
		180,769
Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities, Inc.	107	12,140
American Tower Corp.	320	59,021
AvalonBay Communities, Inc.	106	18,442
Boston Properties, Inc.	106	5,159
Camden Property Trust	55	5,746
Crown Castle, Inc.	319	36,114
Digital Realty Trust, Inc.	213	21,824
Equinix, Inc.	57	42,496
Equity Residential	265	16,112
Essex Property Trust, Inc.	53	11,451
Extra Space Storage, Inc.	106	15,293
Federal Realty Investment Trust	53	4,675
Healthpeak Properties, Inc.	373	7,445
Host Hotels & Resorts, Inc.	532	8,831
Invitation Homes, Inc.	425	14,399
Iron Mountain, Inc.	213	11,378
Kimco Realty Corp.	427	7,848
Mid-America Apartment Communities, Inc.	56	8,235
Prologis, Inc.	690	85,940
Public Storage	107	30,313
Realty Income Corp.	427	25,381
Regency Centers Corp.	107	6,021
SBA Communications Corp.	55	12,198
Simon Property Group, Inc.	214	22,502
UDR, Inc.	214	8,489
Ventas, Inc.	268	11,562
VICI Properties, Inc.	691	21,373
Welltower, Inc.	321	23,950
Weyerhaeuser Co.	532	15,247
		569,585

The accompanying notes are an integral part of these financial statements.
15

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
May 31, 2023

Investments	Number of Shares	Value
COMMON STOCKS — 96.8% (a) (Continued)
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	214	$16,033

Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.*	1,273	150,481
Analog Devices, Inc.	372	66,101
Applied Materials, Inc.	637	84,912
Broadcom, Inc.	276	222,997
Enphase Energy, Inc.*	106	18,431
First Solar, Inc.*	54	10,960
Intel Corp.	3,181	100,011
KLA Corp.	106	46,957
Lam Research Corp.	106	65,370
Microchip Technology, Inc.	425	31,986
Micron Technology, Inc.	848	57,834
Monolithic Power Systems, Inc.	8	3,919
NVIDIA Corp.	1,809	684,417
NXP Semiconductors N.V.^	162	29,014
ON Semiconductor Corp.*	320	26,752
Qorvo, Inc.*	55	5,349
QUALCOMM, Inc.	850	96,399
Skyworks Solutions, Inc.	107	11,076
SolarEdge Technologies, Inc.*	10	2,848
Teradyne, Inc.	107	10,720
Texas Instruments, Inc.	689	119,803
		1,846,337
Software — 10.1%
Adobe, Inc.*	320	133,693
ANSYS, Inc.*	54	17,474
Autodesk, Inc.*	159	31,703
Cadence Design Systems, Inc.*	170	39,255
Fair Isaac Corp.*	4	3,151
Fortinet, Inc.*	479	32,730
Gen Digital, Inc.	426	7,472
Intuit, Inc.	212	88,853
Microsoft Corp.	5,471	1,796,622
Oracle Corp.	1,114	118,017
PTC, Inc.*	55	7,392
Roper Technologies, Inc.	60	27,253
Salesforce, Inc.*	743	165,971
ServiceNow, Inc.*	117	63,739
Synopsys, Inc.*	107	48,681
Tyler Technologies, Inc.*	8	3,176
		2,585,182
Specialty Retail — 1.7%
Advance Auto Parts, Inc.	3	219
AutoZone, Inc.*	3	7,161

Investments	Number of Shares	Value
Specialty Retail — 1.7% (Continued)
Bath & Body Works, Inc.	160	$5,638
Best Buy Co., Inc.	109	7,921
CarMax, Inc.*	108	7,799
Home Depot, Inc. (The)	744	210,887
Lowe’s Cos., Inc.	426	85,681
O’Reilly Automotive, Inc.*	12	10,840
Ross Stores, Inc.	215	22,278
TJX Cos., Inc. (The)	848	65,118
Tractor Supply Co.	55	11,527
Ulta Beauty, Inc.*	10	4,098
		439,167
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	10,979	1,946,028
Hewlett Packard Enterprise Co.	956	13,786
HP, Inc.	690	20,051
NetApp, Inc.	160	10,616
Seagate Technology Holdings plc^	109	6,551
Western Digital Corp.*	265	10,263
		2,007,295
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	957	100,734
Ralph Lauren Corp.	2	213
Tapestry, Inc.	161	6,443
VF Corp.	265	4,563
		111,953
Tobacco — 0.6%
Altria Group, Inc.	1,275	56,636
Philip Morris International, Inc.	1,115	100,361
		156,997
Trading Companies & Distributors — 0.2%
Fastenal Co.	426	22,940
United Rentals, Inc.	53	17,691
WW Grainger, Inc.	8	5,192
		45,823
Water Utilities — 0.1%
American Water Works Co., Inc.	108	15,601

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	424	58,194

TOTAL COMMON STOCKS
(Cost $24,197,254)		24,743,025

CONTINGENT VALUE RIGHTS — 0.00% (b)(c)(d)
ABIOMED, Inc.*	2	—

The accompanying notes are an integral part of these financial statements.
16

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
May 31, 2023

Investments	Number of Shares	Value
TOTAL CONTINGENT VALUE RIGHTS
(Cost $ –)		$—

SHORT-TERM INVESTMENTS — 2.9% (e)
Money Market Fund (e)
First American Treasury Obligations Fund, Class X, 5.013%	753,366	753,366

TOTAL SHORT-TERM INVESTMENTS
(Cost $753,366)		753,366

TOTAL INVESTMENTS — 99.7%
(Cost $24,950,620)		25,496,391
OTHER ASSETS LESS LIABILITIES — 0.3% (a)		66,159
NET ASSETS — 100.0%		$25,562,550

*Non-income producing security.

^Foreign security.

(a)All or a portion of these securities has been segregated as collateral for written option contracts. As of 5/31/2023, the aggregate fair value of those securities was $24,770,697, representing 96.9% of net assets.

(b)Represents less than 0.05%.

(c)Illiquid security.

(d)Security fair valued by the Valuation Committee in good faith in accordance with the policies adopted by the Board of Trustees.

(e)7-day net yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

A list of the exchange traded option contracts held by the Fund at May 31, 2023, is as follow:

WRITTEN OPTIONS	Contracts (f)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
CALL OPTIONS
CBOE S&P 500 Index	(28)	$4,265.00	7/21/2023	$(157,431)	$(11,703,524)	$(153,160)
CBOE S&P 500 Index	(28)	$4,315.00	7/21/2023	(95,457)	(11,703,524)	(93,380)
TOTAL WRITTEN OPTIONS				$(252,888)	$(23,407,048)	$(246,540)

(f)Each contract equals 100 shares.

Schedule of Investments	NEOS Enhanced Income Aggregate Bond ETF
May 31, 2023

The accompanying notes are an integral part of these financial statements.
17

Investments	Number of Shares				Value
EXCHANGE TRADED FUNDS — 99.1% (a)
iShares Core U.S. Aggregate Bond ETF	9,712				$957,312
Vanguard Total Bond Market ETF	13,124				958,577
TOTAL EXCHANGE TRADED FUNDS (Cost $1,943,735)					1,915,889

PURCHASED OPTIONS — 0.0% (b)(c)	Contracts (d)	Exercise Price	Expiration Date	Notional Amount
PUT OPTIONS — 0.0% (b)(c)
CBOE S&P 500 Index	1	$3,675.00	6/8/2023	$417,983	90
CBOE S&P 500 Index	1	$3,700.00	6/8/2023	417,983	95
TOTAL PURCHASED OPTIONS (Cost $552)					185

SHORT-TERM INVESTMENTS - 0.9% (c)(e)	Number of Shares
Money Market Funds (c)(e)
First American Treasury Obligations Fund, Class X, 5.013%	7,720				7,720
Northern U.S. Government Select Money Market Fund, 4.800%	10,104				10,104
TOTAL SHORT-TERM INVESTMENTS (Cost $17,824)					17,824

TOTAL INVESTMENTS — 100.0% (Cost $1,962,111)					1,933,898
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (b)(c)					(975)
NET ASSETS — 100.0%					$1,932,923

(a)Fair value of each security within this investment classification exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

(b)Represents less than 0.05%.

(c)All or a portion of these securities has been segregated as collateral for written option contracts. As of May 31, 2023, the aggregate fair market value of those assets was $18,032, representing 0.9% of net assets.

(d)Each contract equals 100 shares.

(e)7-day net yield.

ETF - Exchange Traded Fund

A list of the exchange traded option contracts held by the Fund at May 31, 2023, is as follows:

WRITTEN OPTIONS	Contracts (d)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
PUT OPTIONS
CBOE S&P 500 Index	(1)	$3,850.00	6/8/2023	$(553)	$(417,983)	$(137)
CBOE S&P 500 Index	(1)	$3,900.00	6/8/2023	(735)	(417,983)	(163)
TOTAL WRITTEN OPTIONS				$(1,288)	$(835,966)	$(300)

The accompanying notes are an integral part of these financial statements.
18

Statements of Assets and Liabilities	SHP ETF Trust
May 31, 2023

	NEOS Enhanced Income Cash Alternative ETF	NEOS S&P 500® High Income ETF	NEOS Enhanced Income Aggregate Bond ETF
ASSETS:
Investments in securities, at value (identified cost $99,983,338, $24,197,254 and $1,944,287, respectively) (See Note 2)	$99,958,396	$24,743,025	$1,916,074
Investments in money market funds, at value (identified cost$186,131, $753,366 and $17,824, respectively) (See Note 2)	186,131	753,366	17,824
Total securities, at value (identified cost $100,169,469, $24,950,620 and $1,962,111) (See Note 2)	100,144,527	25,496,391	1,933,898
Deposit at broker for option contracts	—	27,672	23
Receivables:
Capital shares sold	—	2,411,190	—
Investment securities sold	—	252,888	—
Dividends and interest	4,566	27,384	56
Total Assets	100,149,093	28,215,525	1,933,977

LIABILITIES:
Written option contracts, at value (identified premium received $44,016, $252,888 and $1,288, respectively) (See Note 2)	13,200	246,540	300
Payables:
Investment securities purchased	—	2,397,941	—
Investment management fees	26,515	8,494	754
Total Liabilities	39,715	2,652,975	1,054
NET ASSETS	$100,109,378	$25,562,550	$1,932,923

NET ASSETS CONSIST OF:
Paid-in capital	$100,119,757	$25,083,353	$1,960,769
Distributable earnings (accumulated loss)	(10,379)	479,197	(27,846)
NET ASSETS	$100,109,378	$25,562,550	$1,932,923

Shares issued and outstanding, $0 par value, unlimited shares authorized	2,000,000	530,000	40,000

Net Asset Value, Offering Price and Redemption Price Per Share	$50.05	$48.23	$48.32

The accompanying notes are an integral part of these financial statements.
19

Statements of Operations	SHP ETF Trust
For the Period Ended May 31, 2023

	NEOS Enhanced Income Cash Alternative ETF(a)	NEOS S&P 500® High Income ETF(a)	NEOS Enhanced Income Aggregate Bond ETF(a)
INVESTMENT INCOME:
Dividends	$—	$62,926	$20,823
Interest	698,276	5,476	386
Foreign withholding tax on dividends	—	(7)	—
Total investment income	698,276	68,395	21,209

EXPENSES:
Investment management fees (See Note 3)	53,464	22,691	4,579
Total expenses before adjustments	53,464	22,691	4,579
Less: waivers by Adviser (Note 3)	—	—	(234)
Total expenses after adjustments	53,464	22,691	4,345
Net Investment Income	644,812	45,704	16,864

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(162,913)	(61,723)	(13,662)
In-kind redemptions	146	—	—
Written option contracts expired or closed	453,181	132,042	30,203
Net realized gain (loss)	290,414	70,319	16,541
Change in net unrealized appreciation (depreciation) on:
Investments in securities	(24,942)	545,771	(28,213)
Written option contracts	30,816	6,348	988
Change in net unrealized appreciation (depreciation)	5,874	552,119	(27,225)
Net realized and unrealized gain (loss)	296,288	622,438	(10,684)
Net increase (decrease) in net assets resulting from operations	$941,100	$668,142	$6,180

(a)The Funds commenced investment operations on August 30, 2022.

The accompanying notes are an integral part of these financial statements.
20

Statement of Changes in Net Assets	NEOS Enhanced Income Cash Alternative ETF

For the Period Ended May 31, 2023(a)
OPERATIONS:
Net investment income	$644,812
Net realized gain (loss)	290,414
Net change in unrealized appreciation (depreciation)	5,874
Net increase (decrease) in net assets resulting from operations	941,100

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(951,625)
Distributions from tax return of capital	(29,184)
Total distributions	(980,809)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	101,652,426
Cost of shares redeemed	(1,503,339)
Net increase (decrease) from capital transactions	100,149,087
Total increase (decrease) in net assets	100,109,378

NET ASSETS:
Beginning of period	—
End of period	$100,109,378

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	2,030,000
Shares redeemed	(30,000)
Shares Outstanding, End of Period	2,000,000

(a)The Fund commenced investment operations on August 30, 2022.

The accompanying notes are an integral part of these financial statements.
21

Statement of Changes in Net Assets	NEOS S&P 500® High Income ETF

For the Period Ended May 31, 2023(a)
OPERATIONS:
Net investment income	$45,704
Net realized gain (loss)	70,319
Net change in unrealized appreciation (depreciation)	552,119
Net increase (decrease) in net assets resulting from operations	668,142

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(188,945)
Distributions from tax return of capital	(246,419)
Total distributions	(435,364)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,285,280
Cost of shares redeemed	(955,508)
Net increase (decrease) from capital transactions	25,329,772
Total increase (decrease) in net assets	25,562,550

NET ASSETS:
Beginning of period	—
End of period	$25,562,550

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	550,000
Shares redeemed	(20,000)
Shares Outstanding, End of Period	530,000

(a)The Fund commenced investment operations on August 30, 2022.

The accompanying notes are an integral part of these financial statements.
22

Statement of Changes in Net Assets	NEOS Enhanced Income Aggregate Bond ETF

For the Period Ended May 31, 2023(a)
OPERATIONS:
Net investment income	$16,864
Net realized gain (loss)	16,541
Net change in unrealized appreciation (depreciation)	(27,225)
Net increase (decrease) in net assets resulting from operations	6,180

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(34,026)
Distributions from tax return of capital	(9,004)
Total distributions	(43,030)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,969,773
Cost of shares redeemed	—
Net increase (decrease) from capital transactions	1,969,773
Total increase (decrease) in net assets	1,932,923

NET ASSETS:
Beginning of period	—
End of period	$1,932,923

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	40,000
Shares redeemed	—
Shares Outstanding, End of Period	40,000

(a)The Fund commenced investment operations on August 30, 2022.

The accompanying notes are an integral part of these financial statements.
23

Financial Highlights	NEOS Enhanced Income Cash Alternative ETF
For a share outstanding throughout the period presented

	For the Period Ended May 31, 2023(a)
Net asset value, beginning of period	$50.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	1.73
Net realized and unrealized gain (loss)	0.32
Total from investment operations	2.05

LESS DISTRIBUTIONS:
From net investment income	(1.31)
From net realized capital gains	(0.63)
From tax return of capital	(0.06)
Total distributions	(2.00)

Net asset value, end of period	$50.05

TOTAL RETURNS:
Net Asset Value(c)	4.18%	*
Market Value(d)	4.22%	*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$100.1
Ratio to average net assets of:
Expenses	0.38%	+
Net investment income	4.58%	+

Portfolio turnover rate(e)	0%	*

(a)The Fund commenced investment operations on August 30, 2022.

(b)Calculated using average shares outstanding, during the period.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(e)Portfolio turnover rate excludes in-kind transactions and short-term options.

*Not Annualized.

+Annualized.

The accompanying notes are an integral part of these financial statements.
24

Financial Highlights	NEOS S&P 500® High Income ETF
For a share outstanding throughout the period presented

	For the Period Ended May 31, 2023(a)
Net asset value, beginning of period	$49.67

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.49
Net realized and unrealized gain (loss)	2.34
Total from investment operations	2.83

LESS DISTRIBUTIONS:
From net investment income	(0.44)
From net realized capital gains	(1.40)
From tax return of capital	(2.43)
Total distributions	(4.27)

Net asset value, end of period	$48.23

TOTAL RETURNS:
Net Asset Value(c)	6.31%	*
Market Value(d)	6.47%	*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$25.6
Ratio to average net assets of:
Expenses	0.68%	+
Net investment income	1.37%	+

Portfolio turnover rate(e)	21%	*

(a)The Fund commenced investment operations on August 30, 2022.

(b)Calculated using average shares outstanding, during the period.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the CBOE BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(e)Portfolio turnover rate excludes in-kind transactions and short-term options.

*Not Annualized.

+Annualized.

The accompanying notes are an integral part of these financial statements.
25

Financial Highlights	NEOS Enhanced Income Aggregate Bond ETF
For a share outstanding throughout the period presented

	For the Period Ended May 31, 2023(a)
Net asset value, beginning of period	$49.77

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.78
Net realized and unrealized gain (loss)	(0.40)
Total from investment operations	0.38

LESS DISTRIBUTIONS:
From net investment income	(0.72)
From net realized capital gains	(0.73)
From tax return of capital	(0.38)
Total distributions	(1.83)

Net asset value, end of period	$48.32

TOTAL RETURNS:
Net Asset Value(c)	0.85%	*
Market Value(d)	0.96%	*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$1.9
Ratio to average net assets of:
Expenses, before waivers	0.58%	+†
Expenses, after waivers	0.55%	+†
Net investment income, before waivers	2.11%	+
Net investment income, after waivers	2.14%	+

Portfolio turnover rate(e)	0%	*

(a)The Fund commenced investment operations on August 30, 2022.

(b)Calculated using average shares outstanding, during the period.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(e)Portfolio turnover rate excludes in-kind transactions and short-term options.

*Not Annualized.

+Annualized.

†The Fund indirectly bears its proportionate share of Acquired Fund Fees and Expenses (“AFFE”) which are the indirect costs of investing in other investment companies. The Adviser has contractually agreed to waive its management fee charged to the Fund through March 29, 2024 to the extent of the amount of any AFFE incurred by the Fund. The annualized expense ratio of 0.55% does not reflect the AFFE of the funds in which it invests. If the ratio had included these AFFE, the annualized expense ratio would have been 0.58%.

26

Notes to the Financial Statements	SHP ETF Trust
May 31, 2023

NOTE 1 – ORGANIZATION

The SHP ETF Trust (the “Trust”) was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of five operational exchange-traded funds (“ETFs”), three of which are presented herein, NEOS Enhanced Income Cash Alternative ETF (the “NEOS Cash Alternative ETF”), NEOS S&P 500® High Income ETF (the “NEOS S&P 500® ETF”) and NEOS Enhanced Income Aggregate Bond ETF (the “NEOS Aggregate Bond ETF”), (collectively, the “Funds” or individually, a “Fund”). The Funds are each a diversified series of the Trust. The investment objective of the NEOS Cash Alternative ETF and the NEOS Aggregate Bond ETF is to seek to generate monthly income in a tax efficient manner and the investment objective of the NEOS S&P 500® ETF is to seek to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.

NEOS Investment Management, LLC (the “Adviser”) is the investment adviser to each Fund.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies” including Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

Options traded on an exchange are generally valued at the 4:00 p.m., Eastern Time bid/ask mean price on the exchange or OTC market on which they principally trade. If the 4:00 p.m. bid/ask mean price is not available, then options shall be valued at the 4:15 p.m. Eastern Time bid/ask mean price. If neither bid/ask mean price is available, then options shall be valued at the last reported settlement price on the exchange or OTC market on which they principally trade.

When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments

27

Notes to the Financial Statements (Continued)	SHP ETF Trust
May 31, 2023

and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of May 31, 2023, there was one security within the NEOS S&P 500® ETF that was internally fair valued and/or valued using a Level 3 valuation. Refer to below for further valuation disclosures.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

•Level 1 — Quoted prices in active markets for identical assets that the Funds have the ability to access.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2023:

NEOS Cash Alternative ETF	Level 1	Level 2	Level 3	Total
Investments
U.S. Treasury Bills	$—	$99,949,696	$—	$99,949,696
Purchased Put Options*	—	8,700	—	8,700
Money Market Funds	186,131	—	—	186,131
Total Investments	$186,131	$99,958,396	$—	$100,144,527
Other Financial Instruments
Liabilities
Written Put Options*	$—	$(13,200)	$—	$(13,200)
Total Other Financial Instruments	$—	$(13,200)	$—	$(13,200)

NEOS S&P 500® ETF	Level 1	Level 2	Level 3		Total
Investments
Common Stocks**	$24,743,025	$—	$—		$24,743,025
Contingent Value Rights	—	—	—	***	— ***
Money Market Fund	753,366	—	—		753,366
Total Investments	$25,496,391	$—	$—	***	$25,496,391
Other Financial Instruments
Liabilities
Written Call Options*	$—	$(246,540)	$—		$(246,540)
Total Other Financial Instruments	$—	$(246,540)	$—		$(246,540)

*The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

**See Schedule of Investments for segregation by industry.

***Represents amount less than $0.50.

Management has determined that the amount of Level 3 securities compared to total net assets is not material for the NEOS S&P 500® ETF; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended May 31, 2023.

28

Notes to the Financial Statements (Continued)	SHP ETF Trust
May 31, 2023

Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the supervision of the Board of Trustees for restricted securities or Level 3 investments as of May 31, 2023 for the NEOS S&P 500® ETF are as follows:

Description	Fair Value as of 5/31/2023		Valuation Technique	Unobservable Input	Input Values (Ranges)
Contingent Value Rights*	$—	**	Projected Final Distribution	Discount of Projected Distribution	$0.00-$35.00

*This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

**Represents amount less than $0.50.

NEOS Aggregate Bond ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$1,915,889	$—	$—	$1,915,889
Purchased Put Options*	—	185	—	185
Money Market Funds	17,824	—	—	17,824
Total Investments	$1,933,713	$185	$—	$1,933,898
Other Financial Instruments
Liabilities
Written Put Options*	$—	$(300)	$—	$(300)
Total Other Financial Instruments	$—	$(300)	$—	$(300)

*The table above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

B. Written Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds write (sell) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 (A). for a pricing description. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 (I). for further derivative disclosures and Note 2 (D). for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enters into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

C. Purchased Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds will purchase call or put options. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the value of investments on the Statement of Assets and Liabilities, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 (A). for a pricing description. Refer to Note 2 (I). for further derivative disclosures and Note 2 (D). for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

D. Counterparty Risk. The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty non-performance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

29

Notes to the Financial Statements (Continued)	SHP ETF Trust
May 31, 2023

E. Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

F. Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of May 31, 2023. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended May 31, 2023.

G. Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

H. Organizational and Offering Costs. The Adviser has paid or assumed all organizational and offering expenses for the Funds.

I. Derivatives. The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

For the period ended May 31, 2023, the Funds’ average derivative volume is described below:

NEOS Cash Alternative ETF	Average Quantity	Average Notional Value
Purchased Option Contracts	40	$16,263,367
Written Option Contracts	40	$16,263,367

NEOS S&P 500® ETF	Average Quantity	Average Notional Value
Written Option Contracts	11	$4,308,262

NEOS Aggregate Bond ETF	Average Quantity	Average Notional Value
Purchased Option Contracts	2	$759,346
Written Option Contracts	2	$759,346

30

Notes to the Financial Statements (Continued)	SHP ETF Trust
May 31, 2023

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations.

Statements of Assets and Liabilities

Fair values of derivative instruments as of May 31, 2023:

	Statements of Assets and Liabilities Location	Fair Value
NEOS Cash Alternative ETF		Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$8,700	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	13,200
Total Derivatives not accounted for as hedging instruments		$8,700	$13,200

NEOS S&P 500® ETF		Assets	Liabilities
Written Option Contracts:
Equity	Written option contracts, at value	—	246,540
Total Derivatives not accounted for as hedging instruments		$—	$246,540

NEOS Aggregate Bond ETF		Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$185	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	300
Total Derivatives not accounted for as hedging instruments		$185	$300

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended May 31, 2023:

	Net Realized Gain (Loss) on Derivatives
NEOS Cash Alternative ETF	Purchased Option Contracts*	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(162,372)	$453,181	$290,809
Total	$(162,372)	$453,181	$290,809

NEOS S&P 500® ETF	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$132,042	$132,042
Total	$132,042	$132,042

NEOS Aggregate Bond ETF	Purchased Option Contracts*	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(13,971)	$30,203	$16,232
Total	$(13,971)	$30,203	$16,232

31

Notes to the Financial Statements (Continued)	SHP ETF Trust
May 31, 2023

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
NEOS Cash Alternative ETF	Purchased Option Contracts**	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(14,564)	$30,816	$16,252
Total	$(14,564)	$30,816	$16,252

NEOS S&P 500® ETF	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$6,348	$6,348
Total	$6,348	$6,348

NEOS Aggregate Bond ETF	Purchased Option Contracts**	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(367)	$988	$621
Total	$(367)	$988	$621

*The amounts disclosed are included in the realized gain (loss) on investments in securities.

**The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments in securities.

G. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the period ended May 31, 2023, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
NEOS Cash Alternative ETF	$146	$(146)
NEOS S&P 500® ETF	$—	$—
NEOS Aggregate Bond ETF	$—	$—

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Management

The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).

Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.

Pursuant to the Investment Advisory Agreement, the NEOS Cash Alternative ETF pays the Adviser a monthly unitary management fee at an annual rate of 0.38%, the NEOS S&P 500® ETF pays the Adviser a monthly unitary management fee at the annual rate of 0.68% and the NEOS Aggregate Bond ETF pays the Adviser a monthly unitary management fee at an annual rate of 0.58%, based on each Fund’s average daily net assets. For the period ended May 31, 2023, NEOS Cash Alternative ETF, NEOS S&P 500® ETF and NEOS Aggregate Bond ETF incurred $53,464, $22,691 and $4,579, respectively, in management fees. Additionally, for the period ended May 31, 2023, the NEOS Aggregate Bond ETF had $234 in management fee waivers.

32

Notes to the Financial Statements (Continued)	SHP ETF Trust
May 31, 2023

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

For the NEOS Aggregate Bond ETF, the Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that AFFE and total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.58% through March 29, 2024. This expense cap may not be terminated prior to this date except by the Board.

The NEOS Aggregate Bond ETF has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase the Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of the Fund’s expense cap.

Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause the Fund’s Operating Expenses to exceed the lower of 0.58% of average daily net assets or the annual rate of daily net assets for the Fund under the terms of a prior expense cap. For the period ended May 31, 2023, NEOS Aggregate Bond ETF did not repay expenses to the Adviser.

As of May 31, 2023, the Adviser waived fees of $234 for the NEOS Aggregate Bond ETF, which can be recouped by the Adviser until May 31, 2026.

Administrator, Custodian, Transfer Agent and Accounting Agent

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended May 31, 2023, there were no fees incurred from the service providers described above as the Adviser bore all such costs.

Distribution and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

33

Notes to the Financial Statements (Continued)	SHP ETF Trust
May 31, 2023

NOTE 4 – RELATED PARTIES

As of May 31, 2023, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor, and received no fees from the Trust for serving as officers.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended May 31, 2023, were as follows:

	Purchases	Sales
NEOS Cash Alternative ETF	$—	$—
NEOS S&P 500® ETF	7,843,293	1,128,014
NEOS Aggregate Bond ETF	—	—

The costs of purchases and sales of in-kind transactions, during the period ended May 31, 2023, were as follows:

	Purchases In-Kind	Sales In-Kind
NEOS Cash Alternative ETF	$—	$—
NEOS S&P 500® ETF	17,545,258	—
NEOS Aggregate Bond ETF	1,943,734	—

NOTE 6 – TAX MATTERS

The tax character of the distributions paid during the period ended May 31, 2023 are as follows:

	Period ended May 31, 2023
	Ordinary Income	Long-Term Capital Gains	Return of Capital
NEOS Cash Alternative ETF	$767,388	$184,237	$29,184
NEOS S&P 500® ETF	105,622	83,323	246,419
NEOS Aggregate Bond ETF	23,595	10,431	9,004

The Funds commenced operations on August 30, 2022, thus there were no distributions during the prior fiscal year as the Funds were not open for operation.

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended May 31, 2023, the Funds did not have any late year losses nor post October losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2023, the Funds do not have any short or long-term capital loss carryovers available.

As of May 31, 2023, the components of accumulated earnings (losses) for income tax purposes were as follows:

	NEOS Cash Alternative ETF	NEOS S&P 500® ETF	NEOS Aggregate Bond ETF
Federal income tax cost of investments	$100,154,906	$25,017,194	$1,961,744
Aggregate gross unrealized appreciation	406	1,144,279	1,213
Aggregate gross unrealized (depreciation)	(10,785)	(665,082)	(29,059)
Net unrealized appreciation (depreciation)	(10,379)	479,197	(27,846)
Undistributed Ordinary Income	—	—	—
Undistributed Long Term Capital Gains	—	—	—
Distributable Earnings	—	—	—
Accumulated capital and other gain/(loss)	—	—	—
Total distributable earnings (accumulated loss)	(10,379)	479,197	(27,846)

34

Notes to the Financial Statements (Continued)	SHP ETF Trust
May 31, 2023

NOTE 7 – SHARE TRANSACTIONS

Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the NEOS Cash Alternative ETF and NEOS Aggregate Bond ETF and are $300, and the NEOS S&P 500® ETF is $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Shares of the NEOS Cash Alternative ETF and NEOS Aggregate Bond ETF are listed and traded on the NYSE Arca, Inc. and shares of the NEOS S&P 500® ETF are listed and traded on the CBOE BZX Exchange, Inc. (the “Exchanges”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, NEOS Investment Management, LLC, the adviser to the NEOS Enhanced Income Cash Alternative ETF, NEOS S&P 500® High Income ETF and NEOS Enhanced Income Aggregate Bond ETF, has no voting power of the shares outstanding of the Funds.

NOTE 9 – PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks’’.

NOTE 10 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

NOTE 11 – COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance.

35

Notes to the Financial Statements (Continued)	SHP ETF Trust
May 31, 2023

NOTE 12 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Effective March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds. The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

From the Funds inception, August 30, 2022, through March 9, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements.

On March 16, 2023, the Audit Committee of the Board of Trustees also recommended and the Board approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending May 31, 2023.

From the Funds inception, August 30, 2022, through March 16, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Note 13 – SUBSEQUENT EVENTS

On June 20, 2023, and subsequent to the date of this report, Mr. Josef Valdman resigned as Chairman and Interested Trustee of the Trust, Mr. Garrett Paolella became Chairman and Mr. Troy Cates became an Interested Trustee and Vice Chairman. Mr. Michael Skillman resigned as Secretary of the Trust, and Mr. Robert Shea became the Secretary of the Trust.

Effective June 30, 2023, the SHP ETF Trust name was changed to NEOS ETF Trust.

Management has evaluated other events and transactions occurring after May 31, 2023 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

36

Report of Independent Registered Public Accounting Firm	SHP ETF Trust
May 31, 2023

To the Shareholders of NEOS Enhanced Income Cash Alternative ETF,
NEOS S&P 500® High Income ETF, NEOS Enhanced Income Aggregate Bond ETF and the
Board of Trustees of SHP ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of NEOS Enhanced Income Cash Alternative ETF, NEOS S&P 500® High Income ETF, and NEOS Enhanced Income Aggregate Bond ETF (the “Funds”), each a series of SHP ETF Trust, as of May 31, 2023, and the related statements of operations and changes in net assets for the period August 30, 2022 (commencement of operations) through May 31, 2023, the related notes, and the financial highlights for the period August 30, 2022 through May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for the period August 30, 2022 through May 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Funds in the SHP ETF Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 27, 2023

37

Board of Trustees and Officers (Unaudited)	SHP ETF Trust
May 31, 2023

Name, Year of Birth, Address* and Position(s) held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Trust Complex Overseen	Other Directorships Held by Trustee
Independent Trustees
Sharon Cheever, 1955, Trustee	Since 2021	Retired (December 2020 – Present); Senior Vice President and General Counsel, Pacific Global Asset Management LLC (August 2012 – December 2020).	5	Pacific Global ETF Trust (from 2019 to 2022).
John Jacobs, 1959 Trustee	Since 2021	Alerian (Chairman, June 2018 to Present); Georgetown University (Academic Staff, 2015 – February 2022); Nasdaq (Executive Vice President and Senior Advisor, 2013 – 2016).	5	The Life Fund (since since 2017); Procure ETF Trust II (since 2018); Tema ETF Trust (since 2022).
Richard Keary, 1962 Trustee	Since 2021	Principal/Founder, Global ETF Advisors, LLC (March 2009 – Present).	5	Tema ETF Trust
Robert Sherry, 1963 Trustee	Since 2021	COO, Digital Prime Technologies, a fintech firm (December 2021 – Present); Head of US Prime Brokerage, Maybank Kim Eng Securities USA, Inc. (September 2020 – December 2021); Consultant, Maybank Kim Eng Securities USA, Inc. (February 2020 – September 2020); Chief Operating Officer, Cantor Fitzgerald & CF Secured (September 2009 – April 2018).	5	Tema ETF Trust

38

Board of Trustees and Officers (Unaudited) (Continued)	SHP ETF Trust
May 31, 2023

Name, Year of Birth, Address* and Position(s) held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Trust Complex Overseen	Other Directorships Held by Trustee
Interested Trustees
Josef M. Valdman**, 1981 Trustee and Chairman	Since 2021	Managing Partner, Slate Hill Partners (September 2020 – Present); Head of Product Management, Cadence Capital Management (January 2018 – September 2020); Senior Managing Director; Foreside Management Services LLC (May 2013 – December 2018).	5	Tema ETF Trust
Garrett Paolella**, 1986 Trustee and President	Since 2021	Managing Partner, Intersect Capital Management (January 2021 – Present); Partner, Slate Hill Partners (October 2020 – Present); Managing Director and Portfolio Manager, Harvest Volatility Management (June 2018 – Present); Managing Director, Horizons ETFs USA (October 2016 – June 2018); Managing Partner, Recon Capital Partners (January 2012 – December 2017).	5	Horizons ETF Series Trust; Recon Capital Series Trust; Tema ETF Trust
Officers
Josh Hunter, 1981 Treasurer	Since 2021	Fund Principal Financial Officer, Foreside Fund Officer Services LLC (July 2015 - Present).	5	N/A
Michael J. Skillman, 1963 Secretary	Since 2021	Chief Executive Officer, Faith Investor Services (May 2021 – Present); Chief Executive Officer, Cadence Capital Management (September 1988 – December 2020); President, Pacific Global ETF Trust (February 2019 – September 2020).	5	N/A
Jack Huntington, 1970 Chief Compliance Officer	Since 2023	Senior Principal Consultant and Fund Chief Compliance Officer at Foreside Fund Officer Services, LLC (October 2015 to present).	5	N/A

*The address of each Officer and Trustee is c/o SHP ETF Trust, 14785 Preston Road, Suite 1000, Dallas, TX 75254.

**Indicates an “interested person” of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act. Messrs. Valdman and Paolella are deemed to be interested persons. See Note 13 for further information regarding Board of Trustees and Officers changes subsequent to the date of this report.

Availability of Additional Information about Trustees

The Funds Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-(833)-833-1311.

39

Shareholder Expense Examples	SHP ETF Trust
For the Period Ended May 31, 2023 (Unaudited)

As a shareholder of a Fund in the SHP ETF Trust you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) (excluding transaction costs) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of each period and held for the entire period through May 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund’s shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

NEOS Enhanced Income Cash Alternative ETF	Beginning Account Value (12/1/2022)	Ending Account Value (5/31/2023)	Expenses Paid During Period (12/1/2022 to 5/31/2023)
Actual[1]	$1,000.00	$1,030.00	$1.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.14	$1.91

NEOS S&P 500® High Income ETF
Actual[2]	$1,000.00	$1,055.80	$3.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.15	$3.42

NEOS Enhanced Income Aggregate Bond ETF
Actual[3]	$1,000.00	$1,024.80	$2.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.44	$2.77

1Actual expenses are equal to the fund’s annualized expense ratio of 0.38%, multiplied by the average account value over the period, multiplied by 182/365.

2Actual expenses are equal to the fund’s annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by 182/365.

3Actual expenses are equal to the fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182/365. The Fund indirectly bears its proportionate share of Acquired Fund Fees and Expenses, which are the indirect costs of investing in other investment companies. The annualized expense ratio of 0.55% does not reflect the AFFE of the funds in which it invests. The Adviser has contractually agreed to waive its management fee charged to the Fund through March 29, 2024 to the extent of the amount of any AFFE incurred by the Fund. If the ratio had included these AFFE, the annualized expense ratio would have been 0.58% for both the Actual and Hypothetical expense examples.

40

Liquidity Risk Management Program (Unaudited)	SHP ETF Trust
May 31, 2023

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to assess and manage each Fund’s liquidity risk, which is defined as the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund(s). The Funds’ Board of Trustees (the “Board”) has designated a Liquidity Program Administrator (“LPA”), a committee comprised of senior representatives of the adviser, NEOS Investment Management, LLC, and officers of the Funds, to oversee the implementation and monitoring of the Program. As part of its responsibilities, the LPA has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Program includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Program includes no less than annual assessments of factors that influence each Fund’s liquidity risk; daily classifications of each Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of a Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and periodic reporting to the Funds’ Board.

At a meeting of the Board of Trustees on March 16, 2023, the LPA provided a written report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period from August 30, 2022 through December 31, 2022 (“Reporting Period”). The Report included a summary of the oversight of the Program and the system that is used to operate the Program, a discussion of the Fund’s investment strategies and liquidity of portfolio investments including liquidity classifications, and the effect that market volatility had on the liquidity for the Funds during the Reporting Period. The Report concluded that during the Reporting Period: (1) there were no material changes to the Program, (2) the Funds classified their portfolio holdings as required, (3) the Funds did not breach the 15% limitation on illiquid investments, (4) the Funds either qualified as an In-Kind ETF or was invested primarily in highly liquid assets and was therefore not required to set an HLIM, and (5) it is the LPA’s assessment that the Program has been implemented effectively and is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Report further concluded that each Fund’s investment strategy continues to be appropriate and manageable for an open-end fund in current market conditions.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

41

Additional Information (Unaudited)	SHP ETF Trust

TAX INFORMATION

For the fiscal year ended May 31, 2023, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

NEOS Enhanced Income Cash Alternative ETF	0.00%
NEOS S&P 500® High Income ETF	57.21%
NEOS Enhanced Income Aggregate Bond ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended May 31, 2023 were as follows:

NEOS Enhanced Income Cash Alternative ETF	0.00%
NEOS S&P 500® High Income ETF	56.19%
NEOS Enhanced Income Aggregate Bond ETF	0.00%

For the period ended May 31, 2023, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

NEOS Enhanced Income Cash Alternative ETF	15.97%
NEOS S&P 500® High Income ETF	56.34%
NEOS Enhanced Income Aggregate Bond ETF	28.53%

FEEQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.neosfunds.com.

HOUSEHOLDING

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.neosfunds.com.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.neosfunds.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

Fund	Symbol	CUSIP
NEOS Enhanced Income Cash Alternative ETF	CSHI	78433H105
NEOS S&P 500® High Income ETF	SPYI	78433H303
NEOS Enhanced Income Aggregate Bond ETF	BNDI	78433H204

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Adviser NEOS Investment Management, LLC 13 Riverside Avenue Westport, CT 06880	Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Administrator, Fund Accountant & Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington, D.C. 20036-3537

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

SHPNEOSAR052023

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including reviewing the Fund’s tax returns and distribution calculations. There were no “Other services” provided by the principal accountant. For the fiscal year ended May 31, 2023, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 5/31/23
(a) Audit Fees	$30,000
(b) Audit-Related Fees	—
(c) Tax Fees	$9,000
(d) All Other Fees (Seed Audit)	—

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

.

FYE 5/31/23
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees, other than the tax services as noted above, billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 5/31/23
Registrant	$—
Registrant’s Investment Adviser	$—

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows:

Sharon Cheever

John Jacobs

Richard Keary

Robert Sherry

(b) Not applicable.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures provide reasonable assurance that the information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)  Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date	July 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date	July 31, 2023

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date	July 31, 2023